Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance (“PvP”) Tabular Disclosure — 2024
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our CEO and to our other NEOs and certain financial performance metrics of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

	Pay				Performance
	CEO		Average of Other NEOs		Value of $100 Initial Investment Based On:
Year (1)	SCT Total Compensation	Compensation Actually Paid (2)	SCT Total Compensation	Compensation Actually Paid (2)	Cumulative TSR	Peer Group Cumulative TSR (3)	Net Income ($M)	EPS
2024	$4,977,194	$5,047,454	$1,340,034	$1,363,893	$95	$118	$180.1	$2.39
2023	$5,229,962	$1,552,612	$1,137,887	$454,110	$86	$88	$171.2	$2.24
2022	$4,745,379	$5,290,632	$1,318,402	$1,605,440	$104	$103	$155.2	$2.12
2021	$4,577,539	$3,485,983	$1,257,052	$1,082,031	$96	$103	$147.3	$2.10
2020	$5,004,033	$2,234,759	$1,173,361	$241,559	$87	$86	$129.5	$1.90

1.
The CEO in all four reporting years was Dennis Vermillion. The other NEOs in the 2024 reporting year were Kevin Christie, Heather Rosentrater, Greg Hesler, and Jason Thackston. The other NEOs in the 2023 reporting years are Mark Thies (ret.), Kevin Christie, Heather Rosentrater, Jason Thackston, and Wayne Manuel. The other NEOs in 2022 and 2021 reporting years were: Mark Thies (ret.), Jason Thackston, Heather Rosentrater, and Kevin Christie. The other NEOs in the 2020 reporting year are Mark Thies (ret.), Jason Thackston, Marian Durkin (ret.), Kevin Christie, and Heather Rosentrater.

2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022		2023		2024
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

SCT Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)

Add: “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)

Deduct: For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—	$—	$(104,376)	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766

Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)

Add: For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739

Add: The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893

3.	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
1.
The CEO in all four reporting years was Dennis Vermillion. The other NEOs in the 2024 reporting year were Kevin Christie, Heather Rosentrater, Greg Hesler, and Jason Thackston. The other NEOs in the 2023 reporting years are Mark Thies (ret.), Kevin Christie, Heather Rosentrater, Jason Thackston, and Wayne Manuel. The other NEOs in 2022 and 2021 reporting years were: Mark Thies (ret.), Jason Thackston, Heather Rosentrater, and Kevin Christie. The other NEOs in the 2020 reporting year are Mark Thies (ret.), Jason Thackston, Marian Durkin (ret.), Kevin Christie, and Heather Rosentrater.

Peer Group Issuers, Footnote
3.	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.

PEO Total Compensation Amount	$ 4,977,194	$ 5,229,962	$ 4,745,379	$ 4,577,539	$ 5,004,033
PEO Actually Paid Compensation Amount	$ 5,047,454	1,552,612	5,290,632	3,485,983	2,234,759
Adjustment To PEO Compensation, Footnote
2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022		2023		2024
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

SCT Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)

Add: “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)

Deduct: For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—	$—	$(104,376)	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766

Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)

Add: For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739

Add: The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893

Non-PEO NEO Average Total Compensation Amount	$ 1,340,034	1,137,887	1,318,402	1,257,052	1,173,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,363,893	454,110	1,605,440	1,082,031	241,559
Adjustment to Non-PEO NEO Compensation Footnote
2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the SCT for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022		2023		2024
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

SCT Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402	$5,229,962	$1,137,887	$4,977,194	$1,340,034

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—	$(1,384,964)	$(155,884)	$(528,636)	$(142,187)

Add: “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378	$804	$35,117	$422	$51,637

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)	$(2,728,537)	$(505,521)	$(2,854,069)	$(530,051)

Deduct: For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—	$—	$(104,376)	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278	$1,767,071	$242,652	$3,213,321	$596,766

Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234	$(1,518,971)	$(240,617)	$(454,563)	$(77,953)

Add: For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451	$227,735	$58,177	$314,212	$58,361

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392	$(183,866)	$(36,344)	$164,104	$27,739

Add: The dollar value of any dividend equivalents or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807	$143,377	$23,019	$215,470	$39,548

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440	$1,552,612	$454,110	$5,047,454	$1,363,893

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures Linking Avista NEO Pay to Performance — 2024
The following are the most important financial and
non-financial
performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.

•	EPS

•	3-Year Relative TSR

•	Cost Per Customer

Total Shareholder Return Amount	$ 95	86	104	96	87
Peer Group Total Shareholder Return Amount	118	88	103	103	86
Net Income (Loss)	$ 180,100,000	$ 171,200,000	$ 155,200,000	$ 147,300,000	$ 129,500,000
Company Selected Measure Amount	2.39	2.24	2.12	2.1	1.9
PEO Name	Dennis Vermillion
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Cost Per Customer
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,854,069)	$ (2,728,537)	$ (2,923,157)	$ (1,986,445)	$ (1,778,775)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,213,321	1,767,071	2,626,495	1,865,542	798,823
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,212	227,735	217,488	179,733	109,542
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,563)	(1,518,971)	268,274	(192,645)	(249,034)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,104	(183,866)	119,893	(197,784)	(410,431)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,470	143,377	232,446	139,135	65,443
PEO | SCT reported change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,636)	(1,384,964)	0	(905,751)	(2,290,317)
PEO | "CAP" pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422	804	3,813	6,658	985,475
PEO | For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(530,051)	(505,521)	(642,502)	(443,078)	(432,640)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,766	242,652	577,278	416,058	154,306
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,361	58,177	63,451	40,100	23,708
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,953)	(240,617)	61,234	(63,103)	(176,959)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,739	(36,344)	60,392	(108,165)	(250,148)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,548	23,019	51,807	35,511	21,612
Non-PEO NEO | SCT reported change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,187)	(155,884)	0	(170,893)	(335,308)
Non-PEO NEO | "CAP" pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,637	35,117	115,378	118,549	73,716
Non-PEO NEO | For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (104,376)	$ 0	$ 0	$ (10,089)